Income Taxes (EIT of 25 Percent Scenario) (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥) ¥ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 CNY (¥) ¥ / shares	Dec. 31, 2011 CNY (¥) ¥ / shares
Income Taxes [Line Items]
Net income	¥ (18,803)	$ (2,709)	¥ (13,428)	$ (2,014)	¥ (10,197)	$ (1,536)	¥ (12,055)	$ (1,868)	¥ (54,483)	$ (7,847)	¥ (69,065)	¥ (71,327)
EIT of 25 Percent Scenario [Member]
Income Taxes [Line Items]
Net income																¥ (2,499)
Earnings Per Share- Basic | (per share)																¥ (0.19)
Earnings Per Share- Diluted | (per share)																¥ (0.19)